NONVESTED SHARES	12 Months Ended
Dec. 31, 2022
NONVESTED SHARES
NONVESTED SHARES

12.          NONVESTED SHARES

In 2020, the Company granted 4,601,000 nonvested shares to certain officers and employees. The nonvested shares of 940,000 vest over a period of two years, nonvested shares of 218,000 vest over a period of one year and nonvested shares of 3,443,000 vest immediately.

In 2021, the Company granted 1,275,200 nonvested shares to certain officers and employees. The nonvested shares of 60,000 vest over a period of two years, nonvested shares of 40,000 vest over a period of one year and nonvested shares of 1,235,200 vest immediately.

In 2022, the Company granted 313,000 nonvested shares to certain officers and employees. These nonvested shares of 277,000 vest immediately, nonvested shares of 16,000 vest over a period of one year and nonvested shares of 20,000 vest over a period of two years.

The holders of the nonvested shares are entitled to voting rights, but shall not be entitled to dividends before vesting.

The following table summarizes information regarding the nonvested shares granted and vested:

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2022	230,000	$11.09
Granted	313,000	$0.37
Forfeited	(8,000)	$1.28
Vested	(489,000)	$0.38
Outstanding at December 31, 2022	46,000	$0.55

The total fair value of shares vested during the years ended December 31, 2020, 2021 and 2022 was $1,911, $910 and $186, respectively.

For the years ended December 31, 2020, 2021 and 2022, the Group recorded share-based compensation expenses of $1,917, $953 and $186 related to the nonvested shares, respectively. As of December 31, 2022, there was $15 of unrecognized compensation costs related to nonvested shares, which are expected to be recognized over a weighted average period of 1.0 years.

Total share-based compensation expenses for share options and nonvested shares for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022

Fulfillment	$15	$15	$12
Selling and marketing	82	142	99
General and administrative	3,509	1,225	229
Total	$3,606	$1,382	$340